CM Advisors Fixed Income Fund
Schedule of Investments
November 30, 2020 (Unaudited)

COMMON STOCKS - 3.6%	Shares	Value
Energy - 3.6%
Oil & Gas Services & Equipment - 3.6%
PHI Group, Inc. * (Cost $1,609,094)	149,912	$ 1,236,774

CORPORATE BONDS - 32.5%	Par Value	Value
Communications - 3.1%
Cable & Satellite - 1.0%
Tele-Communications, Inc., 10.125%, due 04/15/22	$ 300,000	$ 338,200

Publishing & Broadcasting - 1.8%
Discovery Communications, Inc., 4.375%, due 06/15/21	600,000	612,583

Telecommunications - 0.3%
Qwest Corporation, 6.750%, due 12/01/21	90,000	94,715

Consumer Discretionary - 0.2%
Automotive - 0.2%
General Motors Corporation, 4.875%, due 10/02/23	50,000	55,261

Home Construction - 0.0% (a)
Masco Corporation, 5.950%, due 03/15/22	15,000	16,017

Consumer Staples - 4.0%
Food - 4.0%
General Mills, Inc., 3.150%, due 12/15/21	1,340,000	1,367,843

Energy - 0.6%
Oil & Gas - 0.6%
EQT Corporation,
3.000%, due 10/01/22	25,000	25,101
7.875%, due 02/01/25	150,000	171,750
		196,851
Financials - 14.2%
Banking - 8.0%
Wells Fargo & Company,
2.550%, due 12/07/20	2,007,000	2,007,642
4.125%, due 08/15/23	650,000	709,855
		2,717,497
Institutional Financial Services - 4.0%
Goldman Sachs Group, Inc., 3.000%, due 04/26/22	1,350,000	1,363,672

Insurance - 2.0%
Enstar Group Ltd., 4.500%, due 03/10/22	675,000	697,222

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 32.5% (Continued)	Par Value	Value
Financials - 14.2% (Continued)
Specialty Finance - 0.2%
International Lease Finance Corporation, 5.875%, due 08/15/22	$ 50,000	$ 53,838

Health Care - 0.3%
Biotech & Pharma - 0.3%
AbbVie, Inc.,
2.300%, due 05/14/21	50,000	50,386
2.900%, due 11/06/22	50,000	52,272
		102,658
Industrials - 3.9%
Industrial Services - 0.1%
Cintas Corporation, 4.300%, due 06/01/21	20,000	20,393

Machinery - 3.4%
CNH Industrial Capital, LLC, 4.875%, due 04/01/21	50,000	50,650
Eaton Corporation, 8.100%, due 08/15/22	1,000,000	1,123,051
		1,173,701
Transportation & Logistics - 0.4%
Continental Airlines, Inc., 4.750%, due 01/12/21	3,909	3,924
Thomson Reuters Corporation, 4.300%, due 11/23/23	30,000	32,974
United Parcel Service, Inc., 2.050%, due 04/01/21	100,000	100,605
		137,503
Materials - 2.1%
Chemicals - 2.1%
Mosaic Company (The), 3.250%, due 11/15/22	685,000	716,044

Technology - 1.9%
Technology Hardware - 1.9%
Corning, Inc., 7.250%, due 08/15/36	500,000	638,613

Utilities - 2.2%
Electric Utilities - 2.2%
Southern Company, 2.350%, due 07/01/21	740,000	747,424

Total Corporate Bonds (Cost $10,545,068)		$ 11,050,035

U.S. TREASURY OBLIGATIONS - 60.5%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 1.7%
2.375%, due 01/15/25	$ 483,266	$ 558,675

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

U.S. TREASURY OBLIGATIONS - 60.5% (Continued)	Par Value	Value
U.S. Treasury Notes - 58.8%
2.375%, due 12/31/20	$ 6,250,000	$ 6,261,431
2.500%, due 12/31/20	2,000,000	2,003,861
1.375%, due 01/31/21	1,000,000	1,002,046
1.375%, due 04/30/21	4,000,000	4,021,562
2.750%, due 11/15/23	6,250,000	6,723,145
		20,012,045

Total U.S. Treasury Obligations (Cost $19,968,820)		$ 20,570,720

MONEY MARKET FUNDS - 2.8%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $935,644)	935,644	$ 935,644

Total Investments at Value - 99.4% (Cost $33,058,626)		$ 33,793,173

Other Assets in Excess of Liabilities - 0.6%		217,921

Net Assets - 100.0%		$ 34,011,094

*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of November 30, 2020.

See accompanying notes to Schedule of Investments.

CM Advisors Family of Funds

Notes to Schedule of Investments

November 30, 2020 (Unaudited)

1.	Securities Valuation

The portfolio securities of CM Advisors Fixed Income Fund (the “Fund”) are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities, including common stocks, listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. To the extent that the Fund is invested in other open-end investment companies, that are registered under the Investment Company Act of 1940, and not traded on the exchange, the Fund’s net asset values (“NAVs”) are calculated based on the NAVs reported by such registered open-end investment companies and the prospectuses for these registered open-end investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Fixed income securities are typically valued based on prices provided by an independent pricing service. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculations) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs
  Level 3 – significant unobservable inputs

Corporate bonds and U.S. Treasury obligations held by the Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CM Advisors Family of Funds

Notes to Schedule of Investments (Continued)

The following is a summary of the Fund’s investments based on the inputs used to value the investments by security type as of November 30, 2020:

	Level 1	Level 2	Level 3	Total

Common Stocks	$1,236,774	$-	$-	$1,236,774
Corporate Bonds	-	11,050,035	-	11,050,035
U.S. Treasury Obligations	-	20,570,720	-	20,570,720
Money Market Funds	935,644	-	-	935,644
Total	$2,172,418	$31,620,755	$-	$33,793,173

Refer to the Fund's Schedule of Investments for a listing of the securities by asset type and sector or industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended November 30, 2020.

The following is a reconciliation of Level 3 investments previously held in the Fund for which significant unobservable inputs were used to determine fair value during the period ended November 30, 2020:

Balance as of February 29, 2020	$1,609,095
Transfers from Level 3 to Level 1	(1,609,095)
Balance as of November 30, 2020	$-

2.       Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis as of November 30, 2020:

Cost of portfolio investments	$33,058,659
Gross unrealized appreciation	$1,107,280
Gross unrealized depreciation	(372,766)
Net unrealized appreciation	$734,514

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.